Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RMB [Member] | Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	6.9931	7.2993
RMB [Member] | Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1875	7.1957	7.0809
AED [Member] | Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6728	3.6726
AED [Member] | Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6729	3.6726	3.6843